Property and Equipment (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Beginning balance	$ 869,747	$ 322,049	$ 100,592
Addition	137,039	547,698	221,457
Ending balance	1,006,786	869,747	322,049
Computer Software and Equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	165,395	101,129	56,763
Addition	14,667	64,266	44,366
Ending balance	180,062	165,395	101,129
Furniture and Fixture [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	15,737	9,371	6,218
Addition	1,489	6,366	3,153
Ending balance	17,226	15,737	9,371
Satellite Equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	146,442	91,360	37,611
Addition	13,771	55,082	53,749
Ending balance	160,213	146,442	91,360
Ground Station Equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	463,507	92,701
Addition	92,701	370,806	92,701
Ending balance	556,208	463,507	92,701
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	55,285	21,980
Addition	10,041	33,305	21,980
Ending balance	65,326	55,285	21,980
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	23,381	5,508
Addition	4,370	17,873	5,508
Ending balance	$ 27,751	$ 23,381	$ 5,508